Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

November 27, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (Securities Act File No. 002-96408;

Investment Company Act File No. 811-04254) (the “Registrant”),

with respect to Western Asset Corporate Bond Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated November 13, 2019 to the summary prospectus and prospectus of the Fund.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz